SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies [Abstract]
BASIS OF PREPARATION
These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards and IAS as issued by the IASB and Interpretations (collectively “IFRS Accounting Standards”) and should be read in conjunction with the fiscal year 2025 audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, previously filed with the United States Securities and Exchange Commission on March 19, 2026 (“2025 audited consolidated financial statements”).

The interim condensed consolidated financial statements include revised comparative information for the three and six months ended June 30, 2025 and as of December 31, 2025 as management identified immaterial corrections to the previously issued interim condensed consolidated financial statements. Specifically, certain comparative amounts disclosed in Note 4 relating to foreign exchange risk and credit risk exposures have been revised. Management has determined that these immaterial corrections did not require restatement of the prior period filings but have been corrected in the comparative information disclosed in this filing to enhance comparability.

Going concern
Going concern
These interim condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. As of June 30, 2026, the Company had a net current liability position of $23,112 (December 31, 2025: net current asset position of $7,262), primarily due to reclassification of $26,479 of the OddsJam Acquisition (as defined below) deferred consideration from non-current to current liabilities, reflecting the remaining balance expected to be settled within twelve months (Note 16). The Company has the option, but not the obligation, to settle this balance in unregistered ordinary shares rather than cash.
Management prepared cash flow forecasts, with sensitivity analyses, covering twelve months from the date of issuance of these interim financial statements included in Form 6-K, considering the Company's cash position, working capital requirements, and the deferred consideration settlement flexibility described above, and available borrowings under the Wells Fargo Amended and Restated Credit Agreement. Based on this assessment, management concluded that no material uncertainty exists regarding the Company's ability to continue as a going concern, and that the Company has adequate resources to continue in operational existence and to meet its liabilities as they fall due for at least twelve months from the date of issuance of these financial statements.
NEW AND AMENDED STANDARDS ADOPTED BY THE COMPANY IN 2026
NEW AND AMENDED STANDARDS ADOPTED BY THE COMPANY IN 2026

The Company has analyzed the following amendments to existing standards that are mandatory for the Company’s accounting period beginning on January 1, 2026, and determined there was limited or no impact on the Company’s financial statements:

•Contracts referencing nature-dependent Electricity - Amendments to IFRS 9 and IFRS 7
•Annual improvements volume 11
•Amendments to the Classification and Measurement of Financial Instruments
Standards Issued but Not Yet Effective
There are a number of standards and interpretations which were issued but not yet effective until periods beginning after January 1, 2026, and therefore have not been adopted within these interim condensed consolidated financial statements. The Company is still in the process of assessing the impact of IFRS 18. The rest of the amendments are not expected to have a significant impact on disclosures or amounts reported in the Company’s consolidated financial statements in the period of initial application.

Effective for annual periods beginning after January 1, 2026:
•IFRS 18 Presentation and Disclosure in Financial Statements (effective as from January 1, 2027)
•IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective as from January 1, 2027)
•Amendments to IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective as from January 1, 2027)
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency (effective as from January 1, 2027)
•Amendments to the Fair Value Option in IAS 28 Investments in Associates and Joint Ventures (effective as from January 1, 2027)
•IFRS 20 Regulatory Assets and Regulatory Liabilities (effective as from January 1, 2029)

USE OF ESTIMATES AND JUDGMENTS
USE OF ESTIMATES AND JUDGMENTS
In preparing these interim condensed consolidated financial statements, the Company has made estimates and judgments that impact the application of accounting policies and reported amounts. The significant estimates and judgments made in applying the Company’s accounting policies and key sources of estimation uncertainty were consistent with those described in its 2025 audited consolidated financial statements.

ACCOUNTING FOR BUSINESS COMBINATIONS
ACCOUNTING FOR BUSINESS COMBINATIONS

In accordance with IFRS 3, the Company allocates the cost of acquisition arising from business combinations to the identifiable assets acquired and liabilities assumed, measured at their fair values on the acquisition date. The Company uses external valuations to determine the fair value. The valuations include management estimates and assumptions as to future cash flow projections from the acquired business and selection of models to compute the fair value of the acquired components and their depreciation period. Estimates made by management influence the amounts of the acquired assets and assumed liabilities and the depreciation and amortization of acquired assets in profit or loss (see Note 5).

SEGMENT REPORTING
SEGMENT REPORTING
An operating segment is a part of the Company that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Company’s Chief Executive Officer (“CEO”). The CEO reviews the Company’s consolidated reports distributed internally on a monthly basis, and includes key metrics such as new depositing customers, revenue, operating expenses, and adjusted EBITDA (defined as EBITDA adjusted to exclude the effect of non-recurring items, significant non-cash items, share-based payment expense, foreign exchange gains (losses), and other items that our board of directors believes do not reflect the underlying performance of the business, including acquisition related expenses, such as acquisition related costs and bonuses). The Company does not divide its operations into different segments, and the CODM operates and manages the Company’s entire operations as one segment, which is consistent with the Company’s internal organization and reporting system.